ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
7	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

		December 31,
		2010	2011	2011
		RMB	RMB	US$

Accrued payroll and employee benefits		78,106	96,870	15,391
Advance payments received from customers	Note (a)	38,195	65,025	10,331
Advance payments received from managed hotels for procurement	Note (b)	52,199	138,312	21,976
Accrued rent		14,067	15,302	2,431
Accrued business and surcharges taxes		13,870	16,466	2,616
Accrued membership reward program costs		5,460	2,327	370
Advance receipt of hotel service fees	Note (c)	14,780	17,288	2,747
Payables for acquisition of hotel assets	Note (d)	46,745	47,574	7,559
Other		17,628	19,144	3,042
Total accrued expenses and other payables		281,050	418,308	66,463

Notes:

(a)	Amounts represent primarily advance payments from corporate customers.
(b)	Amounts represent primarily advance payments received from managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
(c)	Amounts represent primarily the advance payments of consultation fee from owners of managed hotels.
(d)	Amounts represent payables for acquired hotel assets, such as fixtures and equipment, etc.